ACQUISITION DEPOSITS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Deposit Assets	$ 0	$ 760,000
Gain (Loss) on Investments	(336,892)
New York Property [Member]
Restructuring Cost and Reserve [Line Items]
Deposit Assets		410,000
Gain (Loss) on Investments	336,892
Olympic University License [Member]
Restructuring Cost and Reserve [Line Items]
Deposit Assets	0	350,000
Payment of deposit	150,000	$ 350,000
Refund of deposit	$ 500,000